Offerings - Offering: 1	Oct. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 998,262,917.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,860.11
Offering Note	This valuation assumes the acquisition of up to 8,434,124 shares of Class A common stock, par value $0.10 per share ("Lennar Class A Common Stock"), of Lennar Corporation, a Delaware corporation ("Lennar"), in exchange for (1) up to 33,298,764 shares of Class A common stock, par value $0.01 per share ("Millrose Class A Common Stock"), of Millrose Properties, Inc., a Maryland corporation ("Millrose"), pursuant to the exchange offer (the "Exchange Offer") described in the prospectus forming a part of the registration statement filed by Millrose on Form S-4, which was initially filed on October 10, 2025 (Registration No. 333-290810), relating to the transactions described in the Schedule TO with which this exhibit is filed. This valuation, estimated solely for the purpose of calculating the filing fee pursuant to Rule 0-11(a)(4) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), is based on the product of (i) $118.36, the average of the high and low prices of Lennar Class A Common Stock as reported on the New York Stock Exchange on October 9, 2025 and (ii) 8,434,124, the maximum number of shares of Lennar Class A Common Stock to be acquired in the Exchange Offer (based on the indicative exchange ratio of 3.9481 shares of Millrose Class A Common Stock per share of Lennar Class A Common Stock in effect following the close of trading on the New York Stock Exchange on October 9, 2025, based on the daily VWAPs of shares of Lennar Class A Common Stock and Millrose Class A Common Stock on October 7, 8 and 9, 2025). The amount of the filing fee, calculated in accordance with Rule 0-11 under Exchange Act, as modified by Order Making Fiscal Year 2026 Annual Adjustments to Registration Fee Rates (Release Nos. 33-11384; 34-103768 / August 25, 2025), equals $138.10 per million dollars of the Transaction Valuation.